Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases1 [Abstract]
Disclosure of quantitative information about right-of-use assets
Changes in the company's right-of-use assets for the year ended December 31 were as follows:

	2019
	Insurance and reinsurance companies	Non-insurance companies	Total
Balance - January 1	418.9	632.5	1,051.4
Additions	59.9	73.2	133.1
Disposals	(8.3)	(1.6)	(9.9)
Depreciation(1)	(69.3)	(109.4)	(178.7)
Acquisitions of subsidiaries (note 23)	4.4	16.2	20.6
Assets held for sale (note 23)	(22.9)	—	(22.9)
Foreign exchange effect and other	2.7	24.3	27.0
Balance - December 31 (note 13)	385.4	635.2	1,020.6

(1)	Recorded in operating expenses and other expenses in the consolidated statement of earnings.

Disclosure of maturity analysis of operating lease payments
he maturity profile of the company’s lease liabilities was as follows:

	December 31, 2019
	Insurance and reinsurance companies	Non-insurance companies	Total
Less than one year	78.0	209.4	287.4
One to two years	72.0	193.1	265.1
Two to three years	63.2	163.8	227.0
Three to four years	54.7	136.5	191.2
Four to five years	48.8	115.6	164.4
More than five years	240.8	428.5	669.3
Undiscounted lease liabilities	557.5	1,246.9	1,804.4
Lease liabilities - discounted (note 14)	434.3	1,062.1	1,496.4
Weighted average incremental borrowing rate	4.6%	4.6%	4.6%

Disclosure of maturity analysis of finance lease payments receivable he maturity profile of the company’s finance lease receivables was as follows:

	December 31, 2019
	Insurance and reinsurance companies	Non-insurance companies	Total
Less than one year	1.7	72.0	73.7
One to two years	1.7	66.9	68.6
Two to three years	1.8	59.3	61.1
Three to four years	1.6	49.6	51.2
Four to five years	0.7	41.4	42.1
More than five years	4.0	130.2	134.2
Undiscounted finance lease receivables	11.5	419.4	430.9
Unearned finance income	2.7	52.3	55.0
Finance lease receivables (note 13)	8.8	367.1	375.9